Prepaid expenses (Details Narrative) - Cato Research Canada Inc [Member]	12 Months Ended
Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Current prepayments	$ 505,331
Adjustments for increase (decrease) in trade accounts payable	436,240
Interest payable	$ 36,234